UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

(formerly Fidelity Tactical Income
Central Investment Portfolio)

Annual Report

September 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

TP1-ANN-1107 477931.1.0
1.822351.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity® Tactical Income Central Fund	3.63%	3.80%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund

The investment-grade bond market was positive - and volatile - during the 12-month period ending September 30, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a measure of the high-quality, taxable bond market - returned 5.14%. The period opened strongly, with the Federal Reserve Board holding short-term interest rates steady and investors anticipating a possible rate cut in early 2007. But as the central bank expressed ongoing concerns about inflation, bonds weakened for a time, only to roar back in late February when global equity markets stumbled. By late spring, however, an emerging subprime mortgage crisis and subsequent credit crunch sent many bond sectors lower. Treasuries were a significant beneficiary of the turbulence, though, as investors fled riskier assets for the safety of government-guaranteed securities. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance. Bonds rallied late in the period when the Fed lowered its discount rate to inject liquidity into the financial system, followed by a larger-than-expected 0.50% cut in the federal funds target rate.

The fund gained 3.63% during the year ending September 30, 2007, trailing the Lehman Brothers index. This underperformance was mainly due to investments in asset-backed securities, particularly those backed by subprime mortgages. Although subprime-backed bonds constituted a relatively small portion of the portfolio, the dramatic flight from risk that occurred during the period triggered a sharp sell-off in many of the fund's subprime-backed holdings - even those with AAA and AA credit ratings, which represented most of the portfolio's subprime allocation. The fund had subprime exposure both through securities I purchased directly and through Fidelity Ultra-Short Central Fund - a diversified pool of short-term assets. Despite a solid showing from our holdings in mortgage pass-through securities, an emphasis on weaker-performing securitized products - mainly AAA-rated commercial mortgage-backed debt - worked against the fund. In contrast, the fund's underweighting in riskier spread products - taxable, non-U.S. Treasury issues - proved somewhat helpful in a challenging market environment in which U.S. government-backed bonds were the best overall performers. Decent security selection among Treasuries and corporate bonds also provided a lift.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Investments - continued

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Actual	$ 1,000.00	$ 1,007.40	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0020%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
U.S. Government and U.S. Government Agency Obligations 56.9%	U.S. Government and U.S. Government Agency Obligations 55.8%
AAA 21.3%	AAA 20.4%
AA 7.9%	AA 8.8%
A 7.3%	A 6.9%
BBB 18.9%	BBB 16.8%
BB and Below 2.4%	BB and Below 2.2%
Not Rated 0.4%	Not Rated 1.0%
Short-Term Investments and Net Other Assets*** (15.1)%	Short-Term Investments and Net Other Assets*** (11.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Duration as of September 30, 2007
6 months ago
Years	4.6	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2007 *		As of March 31, 2007 **
	Corporate Bonds 27.4%		Corporate Bonds 26.1%
	U.S. Government and U.S. Government Agency Obligations 56.9%		U.S. Government and U.S. Government Agency Obligations 55.8%
	Asset-Backed Securities 9.5%		Asset-Backed Securities 10.8%
	CMOs and Other Mortgage Related Securities 20.8%		CMOs and Other Mortgage Related Securities 18.5%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 0.3%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets*** (15.1)%		Short-Term Investments and Net Other Assets*** (11.9)%
* Foreign investments	9.6%	** Foreign investments	8.6%
* Futures and Swaps	12.9%	** Futures and Swaps	18.1%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,675,848
5.875% 3/15/11	12,095,000	12,269,228
		19,945,076
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	12,780,000	10,032,300
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	5,950,000	5,898,794
5.875% 1/15/36	1,230,000	1,079,453
		6,978,247
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	8,629,000	8,968,914
Comcast Corp. 4.95% 6/15/16	8,729,000	8,108,406
Cox Communications, Inc.:
6.45% 12/1/36 (d)	11,925,000	11,633,183
7.125% 10/1/12	8,325,000	8,823,035
Gannett Co., Inc. 5.705% 5/26/09 (h)	7,745,000	7,732,306
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,756,500
8.25% 2/1/30	8,580,000	8,408,400
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,142,184
News America, Inc.:
6.15% 3/1/37	2,880,000	2,685,845
6.2% 12/15/34	2,090,000	1,967,727
Time Warner Cable, Inc. 5.85% 5/1/17 (d)	20,068,000	19,510,270
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,264,050
Viacom, Inc. 5.75% 4/30/11	7,510,000	7,582,652
		93,583,472
TOTAL CONSUMER DISCRETIONARY		130,539,095
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,715,000	3,503,646
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (d)	$ 2,452,209	$ 2,381,904
6.302% 6/1/37 (h)	6,880,000	6,686,459
		9,068,363
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (d)(h)	4,290,000	4,357,868
Kraft Foods, Inc. 6% 2/11/13	6,570,000	6,763,421
		11,121,289
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	7,021,350
7.25% 6/15/37	8,205,000	8,577,302
		15,598,652
TOTAL CONSUMER STAPLES		39,291,950
ENERGY - 2.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 6.75% 9/15/37 (d)	3,320,000	3,295,356
Kinder Morgan, Inc. 6.5% 9/1/12	25,440,000	25,189,416
		28,484,772
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	3,000,939
6.45% 9/15/36	1,890,000	1,860,703
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	5,220,000	5,186,863
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,791,354
6.25% 2/15/13	4,500,000	4,599,374
Kinder Morgan Energy Partners LP 6.95% 1/15/38	780,000	790,727
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,792,536
Nakilat, Inc. 6.067% 12/31/33 (d)	11,250,000	10,854,788
Nexen, Inc. 6.4% 5/15/37	3,510,000	3,410,860
Pemex Project Funding Master Trust:
5.75% 12/15/15	19,855,000	19,867,191
6.18% 12/3/12 (d)(h)	4,130,000	4,123,805
Plains All American Pipeline LP:
6.125% 1/15/17	1,795,000	1,796,684
6.65% 1/15/37	4,105,000	4,083,477
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.5% 6/15/38	$ 4,860,000	$ 4,971,999
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,200,000	2,072,550
Texas Eastern Transmission LP 6% 9/15/17 (d)	10,030,000	9,929,700
Valero Energy Corp. 6.625% 6/15/37	2,595,000	2,633,629
		92,767,179
TOTAL ENERGY		121,251,951
FINANCIALS - 11.5%
Capital Markets - 2.7%
Bear Stearns Companies, Inc. 6.9% 8/15/12	11,855,000	12,270,269
BlackRock, Inc. 6.25% 9/15/17	13,705,000	13,727,394
Deutsche Bank AG London 6% 9/1/17	5,845,000	5,920,506
Goldman Sachs Group, Inc. 6.75% 10/1/37	6,090,000	6,129,098
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	14,775,168
6.25% 6/15/12	5,900,000	5,981,314
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,531,939
JPMorgan Chase Capital XVIII 6.95% 8/17/36	5,900,000	5,799,830
JPMorgan Chase Capital XX 6.55% 9/29/36	39,970,000	37,337,136
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,324,040
7.125% 5/15/15	8,210,000	8,292,100
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	5,758,000	5,780,807
6.5% 7/19/17	2,335,000	2,366,375
Morgan Stanley:
4.75% 4/1/14	4,300,000	4,039,080
5.66% 1/9/14 (h)	18,765,000	18,191,335
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	4,095,452
		149,561,843
Commercial Banks - 2.2%
Bank of America NA 6% 10/15/36	17,165,000	16,840,753
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,009,000	975,530
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	5,684,751
Export-Import Bank of Korea:
4.125% 2/10/09 (d)	1,485,000	1,459,397
5.125% 2/14/11	11,295,000	11,283,242
5.25% 2/10/14 (d)	2,560,000	2,504,579
HSBC Holdings PLC 6.5% 5/2/36	5,385,000	5,410,263
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp Capital Trust VII 5.7% 6/15/35	$ 13,632,000	$ 11,449,121
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,540,435
4.75% 7/20/09	3,520,000	3,495,272
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(h)	5,630,000	5,702,070
Standard Chartered Bank 6.4% 9/26/17 (d)	12,120,000	12,138,350
Wachovia Bank NA 5.85% 2/1/37	15,905,000	15,196,607
Wells Fargo Bank NA:
4.75% 2/9/15	8,500,000	8,072,051
5.95% 8/26/36	11,463,000	11,202,205
		120,954,626
Consumer Finance - 0.5%
SLM Corp.:
4.5% 7/26/10	1,140,000	1,067,187
5.52% 7/26/10 (h)	25,194,000	23,715,641
		24,782,828
Diversified Financial Services - 1.7%
Bank of America Corp.:
7.4% 1/15/11	22,786,000	24,246,355
7.8% 2/15/10	10,994,000	11,624,693
Citigroup, Inc.:
5.875% 5/29/37	1,300,000	1,253,104
6.125% 8/25/36	4,580,000	4,533,733
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	6,010,000	5,912,794
5.6% 6/1/11	26,510,000	26,846,120
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	5,035,000	4,995,903
Prime Property Funding, Inc. 5.5% 1/15/14 (d)	4,295,000	4,164,862
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(h)	3,000,000	2,987,653
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	2,500,000	2,414,500
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	6,090,000	5,887,818
		94,867,535
Insurance - 0.8%
AMBAC Financial Group, Inc. 6.15% 2/15/37	2,255,000	1,945,655
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,556,525
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	11,559,000	11,881,265
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc. 6.7% 8/15/16 (d)	$ 7,190,000	$ 7,392,219
Lincoln National Corp. 7% 5/17/66 (h)	1,430,000	1,473,728
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	9,370,000	9,175,188
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,543,823
		40,968,403
Real Estate Investment Trusts - 2.8%
AMB Property LP 5.9% 8/15/13	4,780,000	4,756,578
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,810,000	1,808,670
5.25% 5/1/15	5,130,000	4,928,555
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,298,941
5.75% 4/1/12	2,055,000	2,039,727
Colonial Properties Trust:
4.75% 2/1/10	4,580,000	4,513,773
5.5% 10/1/15	16,890,000	15,868,898
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,835,339
4.625% 8/1/10	370,000	364,793
5% 5/3/10	3,280,000	3,265,240
5.25% 4/15/11	1,855,000	1,850,344
5.375% 10/15/12	1,825,000	1,777,703
Duke Realty LP:
5.5% 3/1/16	3,680,000	3,474,866
5.625% 8/15/11	755,000	752,849
5.95% 2/15/17	1,215,000	1,165,257
6.5% 1/15/18	4,005,000	3,961,882
Equity One, Inc.:
6% 9/15/17 (d)	3,010,000	2,876,055
6.25% 1/15/17	2,250,000	2,179,951
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,495,363
6% 7/15/12	1,635,000	1,655,127
6.2% 1/15/17	1,240,000	1,230,206
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,051,044
6.65% 1/15/18	2,745,000	2,699,038
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,947,978
6.625% 10/1/17	3,020,000	3,014,368
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP:
5.05% 4/15/10	$ 3,185,000	$ 3,163,855
7.25% 3/15/09	4,805,000	4,941,313
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,434,624
6% 3/31/16	1,240,000	1,178,868
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,810,127
4.875% 8/15/10	9,675,000	9,554,953
5.1% 6/15/15	8,020,000	7,537,140
5.45% 3/15/13	22,350,000	21,893,233
5.75% 5/1/12	1,820,000	1,817,732
7.75% 1/20/11	1,100,000	1,173,532
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,158,187
UDR, Inc. 5.5% 4/1/14	4,750,000	4,632,224
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,499,826
Washington Real Estate Investment Trust 5.95% 6/15/11	5,375,000	5,477,039
		155,085,198
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	2,805,000	2,757,826
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,440,290
		7,198,116
Thrifts & Mortgage Finance - 0.7%
Capmark Financial Group, Inc. 6.3% 5/10/17 (d)	2,480,000	2,158,342
Independence Community Bank Corp.:
3.75% 4/1/14 (h)	2,870,000	2,793,560
4.9% 9/23/10	13,255,000	12,927,681
Residential Capital Corp.:
7.375% 6/30/10 (l)	6,610,000	5,486,300
8.69% 4/17/09 (d)(h)	6,840,000	4,788,000
The PMI Group, Inc. 6% 9/15/16	5,285,000	5,097,171
Washington Mutual, Inc. 4.625% 4/1/14	7,955,000	7,245,438
		40,496,492
TOTAL FINANCIALS		633,915,041
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
AstraZeneca PLC:
5.9% 9/15/17	$ 7,650,000	$ 7,765,270
6.45% 9/15/37	15,273,000	15,836,054
		23,601,324
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (d)	1,900,000	1,862,000
7.45% 5/1/34 (d)	7,300,000	7,227,000
		9,089,000
Airlines - 1.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	283,083	283,791
6.978% 10/1/12	921,075	926,831
7.024% 4/15/11	2,545,000	2,584,193
7.858% 4/1/13	11,500,000	12,132,500
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,266,813
6.545% 8/2/20	1,350,830	1,354,207
6.648% 3/15/19	3,039,148	3,066,804
7.056% 3/15/11	2,000,000	2,025,000
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	6,500,000	6,666,563
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	2,229,866	2,196,418
8.36% 7/20/20	9,550,638	10,314,689
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22 (a)	13,630,000	13,425,550
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	1,310,607	1,305,692
6.201% 3/1/10	564,257	562,846
6.602% 9/1/13	1,798,104	1,802,599
		61,914,496
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	6,089,132
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Canadian National Railway Co. 5.85% 11/15/17	$ 2,130,000	$ 2,130,000
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	410,894
		2,540,894
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,756,000	2,486,218
TOTAL INDUSTRIALS		82,119,740
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (d)	3,985,000	4,034,773
7.125% 10/1/37 (d)	2,289,000	2,372,272
		6,407,045
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,830,771
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,491,590
6.375% 8/3/15	3,870,000	3,840,464
National Semiconductor Corp. 6.15% 6/15/12	3,260,000	3,316,744
		11,648,798
TOTAL INFORMATION TECHNOLOGY		20,886,614
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,539,744
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,620,000	2,729,021
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,826,550
		6,555,571
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,939,000
TOTAL MATERIALS		15,034,315
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	$ 575,000	$ 615,405
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	7,972,042
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,183,561
Embarq Corp. 7.082% 6/1/16	7,535,000	7,811,459
KT Corp. 5.875% 6/24/14 (d)	3,275,000	3,315,607
Sprint Capital Corp. 8.75% 3/15/32	1,030,000	1,181,141
Telecom Italia Capital SA:
5.25% 10/1/15	23,315,000	22,133,582
7.2% 7/18/36	1,155,000	1,222,276
Telefonica Emisiones SAU:
6.221% 7/3/17	5,100,000	5,152,097
7.045% 6/20/36	2,670,000	2,844,033
		57,431,203
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	17,179,000	16,500,859
Vodafone Group PLC:
5% 12/16/13	3,935,000	3,784,683
5.625% 2/27/17	15,532,000	15,096,498
		35,382,040
TOTAL TELECOMMUNICATION SERVICES		92,813,243
UTILITIES - 3.8%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	8,199,000	8,449,381
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,810,298
Commonwealth Edison Co. 5.4% 12/15/11	7,310,000	7,304,751
Enel Finance International SA:
6.25% 9/15/17 (d)	5,764,000	5,785,344
6.8% 9/15/37 (d)	6,313,000	6,428,389
Exelon Corp. 4.9% 6/15/15	14,900,000	13,874,537
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,225,130
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,929,600
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	7,839,162
Pacific Gas & Electric Co. 5.8% 3/1/37	3,200,000	3,024,314
Pennsylvania Electric Co. 6.05% 9/1/17 (d)	4,760,000	4,742,526
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,096,083
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	14,182,000	13,626,066
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,313,783
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
6.1944% 9/16/08 (d)(h)	$ 8,800,000	$ 8,813,262
7% 3/15/13	5,930,000	6,483,587
		106,746,213
Gas Utilities - 0.5%
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,409,312
5.45% 9/15/20	3,940,000	3,631,053
6.0644% 11/23/09 (h)	4,850,000	4,811,278
6.15% 3/1/13	3,565,000	3,644,639
6.4% 3/15/18	10,965,000	11,045,516
7.875% 11/15/10	1,705,000	1,825,001
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	2,661,688
		29,028,487
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,248,862
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,420,248
PPL Energy Supply LLC 6.2% 5/15/16	4,520,000	4,510,974
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,283,088
		22,463,172
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,618,094
6.3% 9/30/66 (h)	11,838,000	11,728,475
7.5% 6/30/66 (h)	7,960,000	8,096,681
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (d)	5,415,000	5,473,504
National Grid PLC 6.3% 8/1/16	12,875,000	13,022,020
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	5,400,000	5,091,017
		48,029,791
TOTAL UTILITIES		206,267,663
TOTAL NONCONVERTIBLE BONDS (Cost $1,380,162,601)		1,365,720,936
U.S. Government and Government Agency Obligations - 14.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.4%
Freddie Mac:
4.5% 7/15/13 (c)	$ 50,000,000	$ 49,421,350
6.25% 7/15/32	6,300,000	7,157,751
6.75% 3/15/31	7,000,000	8,385,279
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	8,290,000	8,362,239
7.63% 8/1/14	825,000	828,673
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		74,155,292
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/27	60,782,622	61,520,498
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (f)	66,342,243	65,384,270
2.375% 1/15/17 (c)(f)	136,943,208	137,828,471
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		264,733,239
U.S. Treasury Obligations - 8.3%
U.S. Treasury Notes:
4% 4/15/10	81,400,000	81,406,349
4.125% 8/31/12 (e)	363,315,000	361,871,328
4.625% 7/31/12 (f)	10,916,000	11,106,179
4.625% 11/15/16	3,725,000	3,743,334
TOTAL U.S. TREASURY OBLIGATIONS		458,127,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $792,142,826)		797,015,721
U.S. Government Agency - Mortgage Securities - 33.1%

Fannie Mae - 26.8%
3.753% 10/1/33 (h)	332,434	331,663
3.783% 6/1/34 (h)	1,739,814	1,716,236
3.797% 6/1/33 (h)	288,938	289,185
3.846% 5/1/34 (h)	12,705,303	12,544,575
3.932% 5/1/33 (h)	102,172	101,893
4% 6/1/18 to 9/1/19	41,414,453	39,080,799
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.006% 10/1/18 (h)	$ 244,783	$ 243,281
4.029% 4/1/33 (h)	89,557	90,220
4.047% 2/1/35 (h)	156,789	157,276
4.098% 1/1/35 (h)	571,431	573,885
4.168% 1/1/35 (h)	785,476	776,175
4.203% 1/1/34 (h)	1,478,364	1,467,503
4.249% 1/1/34 (h)	1,027,239	1,020,134
4.25% 2/1/35 (h)	373,919	369,897
4.263% 5/1/35 (h)	367,754	368,903
4.288% 8/1/33 (h)	631,740	634,718
4.295% 3/1/35 (h)	309,387	309,290
4.297% 3/1/33 (h)	188,858	186,770
4.305% 4/1/35 (h)	172,861	172,861
4.343% 1/1/35 (h)	406,196	402,387
4.358% 2/1/34 (h)	729,421	725,224
4.391% 10/1/34 (h)	1,974,962	1,960,971
4.394% 2/1/35 (h)	595,365	589,834
4.413% 5/1/35 (h)	329,712	331,140
4.434% 3/1/35 (h)	562,836	557,919
4.453% 5/1/35 (h)	980,775	980,262
4.454% 8/1/34 (h)	1,020,229	1,015,367
4.481% 3/1/35 (h)	1,210,939	1,201,543
4.497% 1/1/35 (h)	395,385	392,871
4.5% 5/1/18 to 8/1/35	85,072,465	81,298,942
4.5% 10/1/22 (e)	17,000,000	16,385,861
4.5% 10/1/22 (e)	6,000,000	5,783,245
4.504% 2/1/35 (h)	1,812,287	1,825,626
4.506% 2/1/35 (h)	268,680	270,144
4.509% 3/1/35 (h)	1,168,876	1,160,319
4.512% 2/1/35 (h)	5,577,268	5,556,261
4.513% 2/1/35 (h)	160,407	162,259
4.527% 7/1/34 (h)	2,022,086	2,012,165
4.528% 7/1/35 (h)	1,138,319	1,138,603
4.562% 7/1/35 (h)	1,547,947	1,553,990
4.566% 11/1/34 (h)	1,023,694	1,018,061
4.568% 2/1/35 (h)	3,692,932	3,669,695
4.576% 2/1/35 (h)	1,013,176	1,007,434
4.664% 11/1/34 (h)	1,209,333	1,204,922
4.666% 3/1/35 (h)	2,404,974	2,426,374
4.689% 9/1/35 (h)	14,189,378	14,114,650
4.696% 9/1/34 (h)	9,103,973	9,075,400
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.715% 7/1/34 (h)	$ 985,447	$ 983,068
4.715% 12/1/34 (h)	769,535	766,986
4.736% 7/1/35 (h)	3,617,906	3,571,957
4.741% 5/1/35 (h)	12,204,687	12,163,942
4.776% 12/1/34 (h)	317,151	316,231
4.787% 8/1/35 (h)	8,549,097	8,511,058
4.789% 5/1/35 (h)	11,797,787	11,764,617
4.803% 6/1/35 (h)	1,643,740	1,650,271
4.808% 9/1/35 (h)	7,353,747	7,323,681
4.847% 4/1/35 (h)	10,671,009	10,647,591
4.857% 10/1/34 (h)	4,413,244	4,408,132
4.877% 2/1/36 (h)	6,686,527	6,670,636
5% 2/1/18 to 6/1/34	105,578,112	102,853,007
5% 10/1/37 (e)	53,000,000	50,581,684
5% 10/1/37 (e)	57,000,000	54,399,170
5% 10/1/37 (e)	83,000,000	79,212,826
5% 10/1/37 (e)	67,000,000	63,942,884
5.049% 5/1/35 (h)	1,877,397	1,896,165
5.07% 9/1/34 (h)	3,082,924	3,087,769
5.079% 9/1/34 (h)	358,884	359,583
5.101% 1/1/36 (h)	12,682,567	12,698,376
5.112% 3/1/35 (h)	13,947,792	13,980,925
5.138% 3/1/35 (h)	185,798	186,322
5.155% 5/1/35 (h)	4,193,436	4,206,081
5.175% 6/1/35 (h)	1,363,169	1,375,755
5.197% 5/1/35 (h)	4,242,333	4,258,541
5.27% 9/1/36 (h)	9,821,861	9,826,836
5.277% 3/1/36 (h)	3,694,929	3,715,693
5.312% 12/1/34 (h)	514,471	516,943
5.341% 1/1/36 (h)	37,694,606	37,878,461
5.35% 2/1/36 (h)	39,031,009	39,233,990
5.438% 4/1/36 (h)	1,524,318	1,534,110
5.472% 2/1/36 (h)	7,954,900	8,020,341
5.497% 7/1/36 (h)	11,840,773	11,936,405
5.5% 2/1/11 to 9/1/36	63,326,969	62,842,812
5.5% 10/1/37 (e)	56,000,000	54,874,994
5.5% 10/1/37 (e)	38,000,000	37,236,603
5.5% 10/1/37 (e)	43,000,000	42,136,156
5.5% 10/1/37 (e)	56,000,000	54,874,994
5.5% 10/1/37 (e)	87,000,000	85,252,222
5.584% 6/1/36 (h)	19,184,927	19,363,894
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.59% 2/1/36 (h)	$ 8,306,959	$ 8,386,095
5.647% 1/1/36 (h)	6,217,328	6,280,487
5.651% 7/1/37 (h)	1,584,336	1,600,475
5.698% 3/1/36 (h)	5,813,956	5,879,366
5.789% 2/1/36 (h)	1,429,000	1,446,396
5.807% 1/1/36 (h)	1,587,667	1,604,278
6% 3/1/18 to 9/1/37	77,177,068	77,083,783
6% 10/1/22 (e)	21,000,000	21,279,640
6.056% 4/1/36 (h)	1,126,202	1,142,549
6.088% 4/1/36 (h)	17,328,169	17,580,857
6.184% 4/1/36 (h)	3,664,028	3,723,354
6.256% 6/1/36 (h)	556,362	563,748
6.319% 4/1/36 (h)	1,021,756	1,040,324
6.5% 2/1/12 to 5/1/34	59,897,109	61,458,127
6.5% 10/1/37 (e)	18,000,000	18,326,862
6.5% 10/1/37 (e)	77,000,000	78,398,243
7% 3/1/08 to 2/1/33	11,075,026	11,553,501
7.5% 10/1/09 to 11/1/31	4,344,262	4,637,205
8% 6/1/10 to 6/1/29	2,100	2,229
11.5% 11/1/15	19,984	21,387
TOTAL FANNIE MAE		1,471,327,351
Freddie Mac - 4.5%
3.913% 6/1/34 (h)	3,614,648	3,560,961
4% 7/1/18 to 9/1/20	8,156,322	7,681,091
4.084% 1/1/35 (h)	378,346	379,564
4.244% 6/1/35 (h)	11,075,852	10,943,158
4.289% 3/1/35 (h)	418,848	417,801
4.305% 12/1/34 (h)	519,910	513,344
4.338% 3/1/35 (h)	827,977	817,862
4.375% 2/1/35 (h)	971,956	960,619
4.421% 6/1/35 (h)	663,567	662,750
4.423% 3/1/35 (h)	544,796	538,304
4.425% 2/1/34 (h)	429,151	425,604
4.45% 3/1/35 (h)	548,930	542,918
4.479% 3/1/35 (h)	1,409,748	1,394,151
4.5% 5/1/19	1,290,883	1,248,535
4.541% 2/1/35 (h)	914,138	905,072
4.644% 5/1/35 (h)	3,218,826	3,190,550
4.737% 10/1/35 (h)	30,414,972	30,146,392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.766% 7/1/35 (h)	$ 4,320,863	$ 4,289,443
4.789% 2/1/36 (h)	7,724,055	7,671,706
4.835% 9/1/35 (h)	13,682,373	13,597,796
4.99% 4/1/35 (h)	2,185,937	2,201,149
5% 11/1/33	524,471	502,425
5.134% 4/1/35 (h)	2,480,618	2,480,895
5.187% 2/1/36 (h)	29,166,746	29,185,281
5.285% 6/1/35 (h)	20,129,970	20,174,367
5.521% 1/1/36 (h)	1,590,213	1,597,138
5.71% 4/1/36 (h)	12,172,212	12,274,233
5.787% 10/1/35 (h)	1,031,483	1,040,762
5.796% 11/1/36 (h)	13,812,121	13,925,761
5.877% 6/1/36 (h)	1,267,359	1,280,240
6% 10/1/23 to 5/1/33	5,933,315	5,988,276
6.044% 6/1/36 (h)	1,251,220	1,266,180
6.049% 7/1/37 (h)	6,547,499	6,613,259
6.089% 4/1/36 (h)	2,033,924	2,054,715
6.1% 6/1/36 (h)	1,178,832	1,196,831
6.271% 9/1/36 (h)	10,980,444	11,127,204
6.561% 7/1/36 (h)	13,958,463	14,195,219
6.744% 10/1/36 (h)	7,093,474	7,231,573
6.747% 1/1/37 (h)	9,771,963	9,955,955
6.853% 10/1/36 (h)	9,666,023	9,825,856
7.5% 11/1/16 to 6/1/32	2,175,601	2,314,999
8% 7/1/25 to 10/1/27	75,507	81,230
8.5% 2/1/19 to 8/1/22	10,014	10,870
12% 11/1/19	12,983	14,631
TOTAL FREDDIE MAC		246,426,670
Government National Mortgage Association - 1.8%
4.75% 1/20/34 (h)	3,156,297	3,140,331
6% 6/15/08 to 9/15/10	767,034	778,757
6.5% 12/15/07 to 12/15/32	9,900,541	10,218,362
6.5% 10/1/37 (e)	74,000,000	75,644,391
7% 6/15/24 to 12/15/33	8,044,700	8,372,173
7.5% 3/15/22 to 8/15/28	2,519,915	2,674,875
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8% 4/15/24 to 12/15/25	$ 148,662	$ 159,394
8.5% 8/15/29 to 11/15/31	375,968	410,081
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		101,398,364
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,825,126,378)		1,819,152,385
Asset-Backed Securities - 2.2%

ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1 Class M1, 5.6513% 4/25/34 (h)	2,312,104	2,195,030
Airspeed Ltd. Series 2007-1A Class C1, 8.2525% 4/15/24 (d)(h)	5,360,900	5,312,317
Argent Securities, Inc. Series 2003-W3 Class M2, 7.305% 9/25/33 (h)	5,000,943	4,836,497
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.6525% 4/15/33 (h)	4,056,701	4,069,569
Series 2004-HE2 Class M1, 5.6813% 4/25/34 (h)	3,320,000	3,205,988
Capital Auto Receivables Asset Trust Series 2006-SN1A Class D, 6.15% 4/20/11 (d)	1,340,000	1,344,920
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	1,066,910	1,058,479
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	14,003,764
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (d)	1,639,887	1,115,123
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.5613% 5/25/33 (h)	711,969	712,296
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (d)	2,144,999	2,149,468
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (d)	4,725,000	4,390,179
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	2,706,000	2,656,318
Class C, 5.074% 6/15/35 (d)	2,457,000	2,399,801
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (d)	9,235,000	9,216,300
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (d)	2,860,000	2,817,498
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.5613% 1/25/35 (h)	900,000	843,509
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M2, 5.5913% 1/25/35 (h)	$ 1,300,000	$ 1,249,966
Class M3, 5.6213% 1/25/35 (h)	700,000	668,963
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	3,310,020	3,291,857
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.4513% 8/25/33 (h)	1,475,677	1,444,533
Series 2003-4 Class M1, 6.3313% 10/25/33 (h)	122,172	112,458
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.9563% 1/20/35 (h)	615,989	533,651
Class M2, 5.9863% 1/20/35 (h)	461,992	390,910
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,448,451
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	5,900,000	5,479,919
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 5.8813% 7/25/33 (h)	5,210,215	5,038,278
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (d)(h)	7,800,000	7,789,080
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 6.2313% 12/27/32 (h)	864,349	862,261
Series 2004-NC2 Class M1, 5.6813% 12/25/33 (h)	1,307,362	1,269,744
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 6.2113% 8/25/32 (h)	797,540	782,095
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	5,150,000	1,737,198
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	2,300,000	325,234
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	75,469	75,426
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	774,728	748,504
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.9263% 3/25/35 (h)	2,395,000	2,337,889
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.7313% 11/25/34 (h)	985,000	902,166
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.4913% 2/25/34 (h)	172,951	166,708
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.9525% 6/15/10 (h)	3,540,000	3,455,056
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.9725% 6/15/12 (h)	3,980,000	3,766,818
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust Series 2007-1: - continued
Class C, 6.2525% 6/15/12 (h)	$ 2,375,000	$ 2,247,918
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (d)(h)	2,584,119	2,532,179
TOTAL ASSET-BACKED SECURITIES (Cost $125,476,250)		122,984,318
Collateralized Mortgage Obligations - 12.3%

Private Sponsor - 4.0%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	865,000	823,402
Class C, 5.6984% 4/10/17	2,315,000	2,188,149
Class D, 5.6984% 5/10/17	1,160,000	1,087,983
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3919% 11/25/33 (h)	3,058,926	3,018,669
Series 2004-A:
Class 2A1, 3.5519% 2/25/34 (h)	1,784,737	1,744,532
Class 2A2, 4.1029% 2/25/34 (h)	7,680,384	7,545,490
Series 2004-D Class 2A1, 3.6159% 5/25/34 (h)	867,827	846,634
Series 2004-J Class 2A1, 4.7672% 11/25/34 (h)	2,946,432	2,909,623
Series 2005-E Class 2A7, 4.6061% 6/25/35 (h)	3,890,000	3,821,925
Series 2005-H:
Class 1A1, 4.924% 9/25/35 (h)	918,600	910,563
Class 2A2, 4.8016% 9/25/35 (h)	987,556	972,435
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	39,197,796	4,154,966
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0858% 8/25/35 (h)	3,414,125	3,390,374
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.4113% 1/25/35 (h)	3,505,433	3,490,090
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3556% 2/25/37 (h)	577,314	566,729
Class 5A1, 4.17% 2/25/37 (h)	4,652,799	4,564,919
Series 2007-A2:
Class 2A1, 4.2409% 7/25/37 (h)	2,699,901	2,664,491
Class 3A1, 4.5622% 7/25/37 (h)	4,825,544	4,761,847
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.5313% 1/25/34 (h)	$ 349,500	$ 342,243
Series 2005-1 Class 5A2, 5.4613% 5/25/35 (h)	1,142,484	1,109,007
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6353% 11/25/34 (h)	2,934,640	2,894,819
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.3013% 11/19/35 (h)	7,563,382	7,435,290
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 6.11% 12/20/54 (d)(h)	3,100,000	2,665,791
Series 2006-2 Class C1, 5.83% 12/20/54 (h)	8,395,000	7,381,386
Series 2007-1:
Class 2B1, 5.7075% 12/20/54 (h)	2,840,000	2,754,800
Class 2C1, 6.0175% 12/20/54 (h)	1,575,000	1,350,563
Class 2M1, 5.8375% 12/20/54 (h)	3,420,000	2,975,400
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8415% 4/25/35 (h)	3,061,392	3,019,198
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8229% 6/25/36 (h)	939,175	939,509
Series 2007-A1 Class 3A2, 5.0064% 7/25/35 (h)	3,062,699	3,028,308
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	516,734	512,375
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 5.5213% 3/25/28 (h)	1,451,021	1,418,457
Series 2004-E Class A2B, 5.455% 11/25/29 (h)	1,095,064	1,083,846
Series 2004-G Class A2, 5.6934% 11/25/29 (h)	618,973	613,480
Series 2005-B Class A2, 5.61% 7/25/30 (h)	766,662	755,114
Series 2003-G Class XA1, 1% 1/25/29 (j)	7,392,503	6,505
Series 2003-H Class XA1, 1% 1/25/29 (j)	5,624,199	9,449
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	8,450,000	8,383,407
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.4213% 7/25/35 (h)	3,669,777	3,652,118
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4062% 10/25/35 (h)	7,427,388	7,374,004
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B3, 7.27% 6/10/35 (d)(h)	1,637,221	1,629,786
Class B4, 7.47% 6/10/35 (d)(h)	1,462,462	1,462,456
Class B5, 8.07% 6/10/35 (d)(h)	993,370	986,795
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1: - continued
Class B6, 8.57% 6/10/35 (d)(h)	$ 597,862	$ 587,573
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.2313% 9/25/46 (h)	10,434,293	10,369,079
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,325,911	1,346,100
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	987,788	961,048
Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	4,572,870
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(j)	7,365,274	442
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.69% 1/20/35 (h)	2,450,894	2,419,422
Series 2004-4 Class A, 5.6206% 5/20/34 (h)	1,220,951	1,200,330
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.4413% 7/25/35 (h)	3,341,726	3,281,130
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.1313% 9/25/35 (d)(h)	5,503,000	830,403
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.3713% 10/25/35 (h)	2,833,731	2,826,878
Class A4, 5.4013% 10/25/35 (h)	7,664,674	7,636,276
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9408% 7/25/34 (h)	1,270,000	1,240,328
Series 2005-AR14 Class 1A1, 5.0593% 12/25/35 (h)	10,180,983	10,074,504
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	375,390	393,350
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1112% 6/25/35 (h)	5,747,258	5,619,841
Series 2005-AR12:
Class 2A5, 4.3184% 7/25/35 (h)	2,825,000	2,771,058
Class 2A6, 4.3184% 7/25/35 (h)	3,816,715	3,758,272
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	10,410,400	10,221,341
Series 2005-AR3 Class 2A1, 4.1871% 3/25/35 (h)	1,472,505	1,451,263
Series 2006-AR8:
Class 2A6, 5.2378% 4/25/36 (h)	9,805,000	9,706,849
Class 3A1, 5.2377% 4/25/36 (h)	26,639,758	26,432,314
TOTAL PRIVATE SPONSOR		220,947,598
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 8.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 10,275,000	$ 10,543,567
Series 1999-57 Class PH, 6.5% 12/25/29	7,703,342	7,894,711
Series 2006-45 Class OP, 6/25/36 (k)	3,798,542	2,897,232
Series 2006-53 Class PB, 5.5% 1/25/30	28,225,000	28,336,638
Series 2006-64:
Class MB, 5.5% 9/25/33	14,000,000	13,967,709
Class PB, 5.5% 9/25/33	20,000,000	19,953,872
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.3813% 10/25/35 (h)	12,643,720	12,579,323
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	215,841	216,996
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	19,875,958
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,776,909
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,961,845
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,056,981
Series 2004-3 Class BA, 4% 7/25/17	375,163	363,369
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,822,903
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,199,628
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (k)	3,903,711	2,812,635
Series 2498 Class PD, 5.5% 2/15/16	629,099	629,276
Series 2543 Class PM, 5.5% 8/15/18	990,985	990,659
Series 2614 Class TD, 3.5% 5/15/16 (f)	4,523,368	4,428,214
Series 2665 Class PB, 3.5% 6/15/23	491,451	486,190
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,274,864
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,956,484
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,841,187
Series 2731 Class PU, 4.5% 5/15/26	5,115,000	5,022,952
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,781,570
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,426,744
Class EG, 4.5% 4/15/19	13,500,000	12,971,873
Series 2775 Class OC, 4.5% 12/15/15 (f)	21,634,000	21,409,242
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,295,165
Series 2836 Class EG, 5% 12/15/32	20,000,000	19,327,212
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,955,265
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2870 Class BE, 4.5% 4/15/18	$ 10,000,000	$ 9,703,292
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,520,509
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,337,093
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,460,525
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,724,602
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,110,742
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,285,632
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,600,821
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,667,417
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,496,729
sequential payer:
Series 2672 Class NF, 4% 12/15/16	1,612,612	1,567,132
Series 2750 Class ZT, 5% 2/15/34	4,376,536	3,882,191
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,683,985
Series 2729 Class CN, 4% 12/15/20	13,812,878	13,383,619
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	33,197,202
TOTAL U.S. GOVERNMENT AGENCY		452,678,664
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $675,157,280)		673,626,262
Commercial Mortgage Securities - 12.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6425% 2/14/43 (h)(j)	37,842,475	1,396,020
Banc of America Commercial Mortgage, Inc. Series 2007-3 Class A3, 5.8379% 6/10/49 (h)	8,000,000	8,047,161
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,559,269	2,564,100
Class A2, 5.317% 10/10/11	16,170,000	16,199,501
Class A3, 5.39% 2/10/14	3,670,000	3,645,579
Series 2006-5 Class XP, 0.832% 9/10/47 (j)	85,557,291	2,369,971
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	973,032
Series 2005-1 Class A3, 4.877% 11/10/42	7,030,000	7,005,169
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	10,415,000	10,258,625
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 8.3525% 11/15/15 (d)(h)	$ 355,992	$ 356,602
Bayview Commercial Asset Trust floater:
Series 2004-2 Class A, 5.5613% 8/25/34 (d)(h)	2,153,744	2,149,033
Series 2004-3:
Class A2, 5.5513% 1/25/35 (d)(h)	365,942	362,912
Class M1, 5.6313% 1/25/35 (d)(h)	404,789	398,780
Class M2, 6.1313% 1/25/35 (d)(h)	253,345	248,159
Series 2007-2A:
Class A1, 5.4013% 7/25/37 (d)(h)	1,383,677	1,351,895
Class A2, 5.4513% 7/25/37 (d)(h)	1,297,012	1,255,265
Class B1, 6.7313% 7/25/37 (d)(h)	384,081	352,934
Class B2, 7.3813% 7/25/37 (d)(h)	334,840	300,833
Class B3, 8.4813% 7/25/37 (d)(h)	374,233	329,442
Class M1, 5.5013% 7/25/37 (d)(h)	433,322	415,448
Class M2, 5.5413% 7/25/37 (d)(h)	221,585	209,917
Class M3, 5.6213% 7/25/37 (d)(h)	221,585	209,260
Class M4, 5.7813% 7/25/37 (d)(h)	477,639	443,309
Class M5, 5.8813% 7/25/37 (d)(h)	423,474	391,449
Class M6, 6.1313% 7/25/37 (d)(h)	531,805	490,922
Series 2007-3:
Class B1, 6.0813% 7/25/37 (d)(h)	372,581	363,267
Class B2, 6.7313% 7/25/37 (d)(h)	969,667	945,425
Class B3, 9.1313% 7/25/37 (d)(h)	496,775	481,872
Class M1, 5.4413% 7/25/37 (d)(h)	324,814	321,566
Class M2, 5.4713% 7/25/37 (d)(h)	343,921	340,482
Class M3, 5.5013% 7/25/37 (d)(h)	563,649	557,308
Class M4, 5.6313% 7/25/37 (d)(h)	883,686	870,431
Class M5, 5.7313% 7/25/37 (d)(h)	444,231	435,347
Class M6, 5.9313% 7/25/37 (d)(h)	334,368	327,680
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	6,906,725	6,868,979
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	9,927,200	9,894,693
Series 2007-PW16 Class AM, 5.7129% 6/11/40	460,000	457,884
Series 2004-ESA:
Class C, 4.937% 5/14/16 (d)	2,395,000	2,405,312
Class D, 4.986% 5/14/16 (d)	875,000	879,438
Class E, 5.064% 5/14/16 (d)	2,705,000	2,722,021
Class F, 5.182% 5/14/16 (d)	650,000	655,290
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,562,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,789,676
Class F, 7.734% 1/15/32	920,000	969,742
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	2,080,000	2,164,302
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8888% 12/10/49 (h)	8,300,000	8,390,765
COMM Series 2006-C8 Class A3, 5.31% 12/10/46	36,125,000	35,737,986
Commercial Mortgage pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	20,190,590
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	9,885,000	9,842,184
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1998-C1 Class A1B, 6.48% 5/17/40	497,160	499,754
Series 2003-C4 Class A3, 4.7% 8/15/36 (h)	320,000	315,863
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	14,648,498
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,139,011
Series 1999-C1 Class E, 8.1661% 9/15/41 (h)	5,030,000	5,245,562
Series 2003-C3 Class ASP, 1.818% 5/15/38 (d)(h)(j)	47,905,748	1,850,446
Series 2004-C1 Class ASP, 0.9607% 1/15/37 (d)(h)(j)	35,750,391	823,017
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	58,616,000	59,168,374
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (h)	950,000	800,481
Class J, 5.9985% 5/15/23 (d)(h)	1,605,000	1,319,472
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,241,877
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (d)	1,865,000	1,920,323
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,883,004
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	6,160,000	6,121,206
General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (d)	12,680,000	12,702,537
Series 1:
Class D2, 6.992% 11/15/07 (d)	13,890,000	13,902,768
Class E2, 7.224% 11/15/07 (d)	8,260,000	8,263,687
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer:
Series 2002-26 Class C, 5.9913% 2/16/24 (h)	$ 2,932,685	$ 2,965,881
Series 2002-35 Class C, 5.8672% 10/16/23 (h)	189,477	191,220
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	5,884,210	5,780,261
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 2005-C1 Class A2, 4.471% 5/10/43 (h)	3,750,000	3,703,141
Series 2004-C3 Class X2, 0.8426% 12/10/41 (h)(j)	5,807,720	109,638
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,979,341
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (d)	6,715,000	6,711,853
Series 2003-C1 Class XP, 2.0576% 7/5/35 (d)(h)(j)	23,544,518	1,094,618
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,474,023
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class H, 6.4475% 3/1/20 (d)(h)	480,000	463,200
Class J:
6.6475% 3/1/20 (d)(h)	690,000	665,850
6.8475% 3/1/20 (d)(h)	480,000	459,969
sequential payer:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,080,818
Series 2001-LIBA Class A2, 6.615% 2/14/16 (d)	5,835,000	6,174,442
Series 1998-GLII Class E, 7.1908% 4/13/31 (h)	4,103,000	4,139,973
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	10,200,000	10,311,420
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (h)	23,260,000	23,521,000
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	9,445,650
Series 2007-GG10 Class A1, 5.69% 8/10/45	3,520,807	3,577,570
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	3,200,000	3,435,034
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	9,307,000	9,039,664
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,678,948
Series 2006-CB14 Class A3B, 5.6703% 12/12/44 (h)	2,375,000	2,379,377
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	7,152,703
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-LDPX Class A3, 5.412% 1/15/49	$ 7,221,000	$ 7,059,277
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	800,018
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,958,487
LB Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1339% 7/15/44	3,650,000	3,754,249
Series 2007-C3:
Class F, 6.1339% 7/15/44 (h)	3,100,000	2,966,313
Class G, 6.1339% 7/15/44 (d)(h)	5,475,000	4,857,995
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	4,862,295	4,939,545
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	986,869
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,204,397
Series 2006-C7 Class A1, 5.279% 11/15/38	1,431,452	1,440,115
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,620,371
Series 2007-C2 Class AM, 5.493% 2/15/40 (h)	7,221,000	7,039,410
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,104,571
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,800,203
Series 2007-C1 Class A4, 6.022% 7/12/40 (h)	7,220,000	7,352,498
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,495,834
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	3,635,000	3,571,125
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	1,365,000	1,301,459
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-T23 Class A1, 5.682% 8/12/41	2,285,975	2,317,598
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	8,435,000	8,345,878
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	7,055,679	7,090,597
Class AM, 5.6915% 4/15/49	7,221,000	7,170,033
Series 2006-HQ8 Class A3, 5.6136% 3/12/16 (h)	5,075,000	5,113,531
Series 2006-T23 Class A3, 5.98% 8/12/41 (h)	2,485,000	2,538,041
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	$ 25,000,000	$ 25,044,363
Class B, 5.914% 4/15/49	3,845,000	3,671,053
Morgan Stanley Capital I, Inc.:
sequential payer Series 1999-WF1 Class A2, 6.21% 11/15/31	1,251,046	1,258,016
Series 1999-RM1 Class E, 7.2177% 12/15/31 (h)	824,000	841,417
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5474% 3/12/35 (d)(h)(j)	29,978,822	1,164,470
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,223,644
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (d)	4,300,000	4,560,775
Class E3, 7.253% 3/15/13 (d)	3,100,716	3,108,306
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C24 Class A2, 5.506% 3/15/45	2,610,458	2,633,893
Series 2006-C29 Class A3, 5.319% 11/15/48	7,500,000	7,405,193
Series 2007-C30 Class A5, 5.342% 12/15/43	7,221,000	7,070,560
Series 2007-C31:
Class A1, 5.14% 4/15/47	2,220,810	2,218,774
Class A4, 5.509% 4/15/47	6,350,000	6,285,807
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,661,764
Series 2006-C25 Class AM, 5.9281% 5/15/43 (h)	14,540,000	14,593,247
Series 2007-C31:
Class AM, 5.591% 4/15/47	7,221,000	7,079,105
Class C, 5.8816% 4/15/47 (h)	4,335,000	4,117,167
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $659,291,040)		656,047,134
Municipal Securities - 0.2%

California Gen. Oblig. 5% 9/1/35 (Cost $12,832,314)	12,100,000	12,306,668
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount	Value
Israeli State:
4.625% 6/15/13	$ 2,840,000	$ 2,822,676
5.5% 11/9/16	9,750,000	9,708,758
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,505,584)		12,531,434
Commercial Paper - 1.8%

Emerald (MBNA Credit Card Master Note Trust):
6.25% 10/3/07	50,000,000	49,962,360
6.35% 10/3/07	50,000,000	49,962,360
TOTAL COMMERCIAL PAPER (Cost $99,947,500)		99,924,720
Fixed-Income Funds - 17.7%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $1,018,803,680)	10,242,186	970,549,545
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $7,065,000)	$ 7,065,000	6,797,384
Cash Equivalents - 4.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
5.12%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (b)	$ 168,058,690	$ 167,987,000
5.13%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	69,222,564	69,193,000
TOTAL CASH EQUIVALENTS (Cost $237,180,000)		237,180,000
TOTAL INVESTMENT PORTFOLIO - 123.3% (Cost $6,845,690,453)		6,773,836,507
NET OTHER ASSETS - (23.3)%		(1,281,486,046)
NET ASSETS - 100%		$ 5,492,350,461
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	August 2037	$ 2,800,000	(1,734,880)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	(186,764)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	1,100,000	(255,803)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34

	Dec. 2034	$ 1,160,000	$ (323,043)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 3.35% 8/25/34	Sept. 2034	1,026,000	(267,767)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	1,026,000	(162,765)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Dec. 2035	2,800,000	(1,453,620)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	3,465,000	155
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,700,000	7,189
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	4,400,000	(43,161)
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .44%	Sept. 2012	6,300,000	(763)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	$ 7,750,000	$ 97,705
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	5,700,000	(134,719)
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	4,400,000	(66,198)
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	(37,251)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	4,280,000	(2,600)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	5,700,000	(2,745)
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	6,300,000	(19,811)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	(209,793)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 3,760,000	$ (227,050)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Sept. 2034	3,600,000	(692,691)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	4,200,000	(840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	12,000,000	(2,400,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	15,000,000	(3,000,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	2,500,000	(500,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	13,600,000	(2,720,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	Sept. 2037	$ 9,200,000	$ (1,840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	3,800,000	(760,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	4,600,000	(920,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	7,600,000	(1,520,000)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Sept. 2034	5,700,000	(1,055,596)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(405,123)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,026,000	(111,977)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 2,000,000	$ (606,074)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(168,836)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	(143,007)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	July 2036	6,700,000	(5,428,723)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(294,790)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	(320,376)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	August 2036	3,600,000	(1,927,150)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 90,346	$ (2,982)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	135,492	(20,352)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	60,660	(49,660)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(1,559,009)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	915,875	(205,663)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	3,400,000	(964,161)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	April 2036	6,700,000	(5,439,639)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 2,200,000	$ (845,434)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	August 2036	3,600,000	(2,777,025)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	August 2036	3,600,000	(2,646,720)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	(304,035)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	3,000,000	(1,504,618)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,200,000	(1,214,400)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	2,200,000	(1,152,800)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	$ 32,630,000	$ 51,722
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	13,633
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,000,000	27,596
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,020,000	34,913
Receive semi-annual notional amount multiplied by .85% and pay JPMorgan Chase, Inc. upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.50% 3/31/30 (Reg. S)	Sept. 2012	6,100,000	45,536
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	April 2009	15,000,000	(52,860)
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	15,000,000	(36,954)
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	May 2012	6,100,000	(64,375)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	Sept. 2011	$ 3,100,000	$ (14,201)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	9,734,000	13,677
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	5,605,000	7,876
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	6,500,000	11,071
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,450,000	25,260
TOTAL CREDIT DEFAULT SWAPS		318,819,373	(49,301,631)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	100,000,000	2,068,790
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	92,105,000	442,426
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	150,085,000	1,676,404
TOTAL INTEREST RATE SWAPS		342,190,000	4,187,620
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	$ 100,000,000	$ 763,028
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	18,800,000	148,255
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	50,000,000	394,297
TOTAL TOTAL RETURN SWAPS		168,800,000	1,305,580
		$ 829,809,373	$ (43,808,431)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,758,058 or 6.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $28,833,075.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$167,987,000 due 10/01/07 at 5.12%
Banc of America Securities LLC	$ 58,110,748
Barclays Capital, Inc.	91,563,543
WestLB AG	18,312,709
$ 167,987,000
$69,193,000 due 10/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 4,086,552
Banc of America Securities LLC	4,783,061
Bank of America, NA	19,393,803
Barclays Capital, Inc.	13,852,718
Bear Stearns & Co., Inc.	7,128,952
Countrywide Securities Corp.	6,926,359
Societe Generale, New York Branch	4,709,924
UBS Securities LLC	8,311,631
$ 69,193,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 60,900,246

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 972,989,715	$ 225,012,566	$ 170,680,596	$ 970,549,545	8.2%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $163,898,095 and repurchase agreements of $237,180,000) - See accompanying schedule: Unaffiliated issuers (cost $5,826,886,773)	$ 5,803,286,962
Fidelity Central Funds (cost $1,018,803,680)	970,549,545
Total Investments (cost $6,845,690,453)		$ 6,773,836,507
Cash		1,752,597
Receivable for investments sold Regular delivery		9,793,668
Delayed delivery		3,908,542
Receivable for swap agreements		167,381
Interest receivable		39,101,448
Distributions receivable from Fidelity Central Funds		4,843,017
Other receivables		2,398
Total assets		6,833,405,558

Liabilities
Payable for investments purchased Regular delivery	$ 16,456,471
Delayed delivery	1,113,528,125
Distributions payable	225
Swap agreements, at value	43,808,431
Other payables and accrued expenses	31,324
Collateral on securities loaned, at value	167,230,521
Total liabilities		1,341,055,097

Net Assets		$ 5,492,350,461
Net Assets consist of:
Paid in capital		$ 5,593,489,829
Net unrealized appreciation (depreciation) on investments		(101,139,368)
Net Assets, for 56,703,058 shares outstanding		$ 5,492,350,461
Net Asset Value, offering price and redemption price per share ($5,492,350,461 ÷ 56,703,058 shares)		$ 96.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 448,345
Interest		231,626,366
Income from Fidelity Central Funds		60,900,246
Total income		292,974,957

Expenses
Custodian fees and expenses	$ 125,049
Independent directors' compensation	16,182
Total expenses before reductions	141,231
Expense reductions	(43,779)	97,452
Net investment income		292,877,505
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,423,991
Fidelity Central Funds	(8,539,309)
Swap agreements	(3,827,861)
Capital gain distributions from Fidelity Central Funds	136,917
Total net realized gain (loss)		12,193,738
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,045,998)
Swap agreements	(31,597,068)
Total change in net unrealized appreciation (depreciation)		(116,643,066)
Net gain (loss)		(104,449,328)
Net increase (decrease) in net assets resulting from operations		$ 188,428,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 292,877,505	$ 218,329,059
Net realized gain (loss)	12,193,738	(22,427,335)
Change in net unrealized appreciation (depreciation)	(116,643,066)	25,798,416
Net increase (decrease) in net assets resulting from operations	188,428,177	221,700,140
Distributions to partners from net investment income	(277,392,708)	(195,967,179)
Affiliated share transactions Proceeds from sales of shares	513,896,203	1,806,986,662
Reinvestment of distributions	74,657,051	-
Cost of shares redeemed	(77,569,794)	-
Net increase (decrease) in net assets resulting from share transactions	510,983,460	1,806,986,662
Total increase (decrease) in net assets	422,018,929	1,832,719,623

Net Assets
Beginning of period	5,070,331,532	3,237,611,909
End of period	$ 5,492,350,461	$ 5,070,331,532
Other Information Shares
Sold	5,247,065	18,690,167
Issued in reinvestment of distributions	772,863	-
Redeemed	(787,111)	-
Net increase (decrease)	5,232,817	18,690,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	5.447	5.116	3.761
Net realized and unrealized gain (loss)	(1.938)	(.783) H	(1.387)
Total from investment operations	3.509	4.333	2.374
Distributions to partners from net investment income	(5.159)	(4.593)	(3.604)
Net asset value, end of period	$ 96.86	$ 98.51	$ 98.77
Total Return B, C	3.63%	4.54%	2.40%
Ratios to Average Net Assets E, J
Expenses before reductions	-% G	.01%	.01% A
Expenses net of fee waivers, if any	-% G	.01%	.01% A
Expenses net of all reductions	-% G	.01%	.01% A
Net investment income	5.57%	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,492,350	$ 5,070,332	$ 3,237,612
Portfolio turnover rate F	247%	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period December 17, 2004 (commencement of operations) to September 30, 2005.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Tactical Income Central Fund (the Fund)(formerly Fidelity Tactical Income Central Investment Portfolio) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC)(formally of Fidelity Central Investment Portfolios LLC) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Central Investment Portfolios II LLC effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by FMR, or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements Mortgage Dollar Rolls

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,984,975
Unrealized depreciation	(111,763,746)
Net unrealized appreciation (depreciation)	$ (69,778,771)
Cost for federal income tax purposes	$ 6,843,615,278

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,733,176,104 and $1,111,729,893, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $382,835.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,182.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27,597.

Annual Report

Notes to Financial Statements - continued

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund)(formerly Fidelity Tactical Income Central Investment Portfolio), a fund of Fidelity Central Investment Portfolios II LLC (the LLC)(formerly of Fidelity Central Investment Portfolios LLC), including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period from December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

November 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investments Portfolio II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2007

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2007

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2007

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Tactical Income Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Tactical Income Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Tactical Income Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Tactical Income Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2004

Secretary of Tactical Income Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Tactical Income Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Tactical Income Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Tactical Income Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tactical Income Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Tactical Income Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Tactical Income Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Tactical Income Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Tactical Income Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Tactical Income Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Tactical Income Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tactical Income Central Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one LLC to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one LLC to another.

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its June 2007 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2007, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Tactical Income Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Tactical Income Central Fund	$109,000	$78,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,400,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Tactical Income Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Tactical Income Central Fund	$5,200	$7,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Tactical Income Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$255,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate fees billed by Deloitte Entities of $590,000A and $795,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$185,000	$265,000
Non-Covered Services	$405,000	$530,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 5, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 5, 2007